Short-Term Borrowings (Tables)	9 Months Ended
Sep. 30, 2021
Short-Term Borrowings Table [Abstract]
Schedule of short-term borrowings
	Annual Interest Rate	Maturity (Months)	Principal	September 30, 2021	December 31, 2020
			US$	US$	US$
Short-term borrowings:
ZHONGYUAN BANK CO., LTD (1)	5.60%	January, 2022	1,541,925	1,541,925	-
HIGHSHARP ELECTRONIC TECHNOLOGY CO., LTD (2)	0.50%	December, 2021	1,000,000	1,000,000	-
Total				2,541,925	-